Christopher D. Menconi

+1.202.373.6173

christopher.menconi@morganlewis.com

April 3, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)

Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the forms of Prospectuses and Statements of Additional Information, each dated March 30, 2018, for the Trust’s FLAG-Forensic Accounting Long-Short ETF, Hull Tactical US ETF, REX Gold Hedged S&P 500 ETF, REX VolMAXXTM Long VIX Weekly Futures Strategy ETF, REX VolMAXXTM Short VIX Weekly Futures Strategy ETF and ETF Industry Exposure & Financial Services ETF, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 234, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001398344-18-005010 on March 30, 2018.

If you have any questions regarding these materials, please do not hesitate to contact me at 202.373.6173.

Sincerely,

/s/ Christopher D. Menconi

Christopher D. Menconi

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001